Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)		$ (479)	$ (498)	$ (407)
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost		83	157	197
Interest cost		703	468	392
Settlement loss		0	1	2
Expected return on plan assets	$ (875)	(1,186)	(1,132)	(1,076)
Amortization of prior service cost (credit)		0	0	0
Amortization of net actuarial loss (gain)		7	166	275
Total Other components of net periodic benefit cost (income)		(476)	(497)	(407)
Net periodic benefit cost (income)		(393)	(340)	(210)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost		1	2	2
Interest cost		7	5	5
Settlement loss		0	0	0
Expected return on plan assets		0	0	0
Amortization of prior service cost (credit)		(3)	(2)	(1)
Amortization of net actuarial loss (gain)		(7)	(4)	(4)
Total Other components of net periodic benefit cost (income)		(3)	(1)	0
Net periodic benefit cost (income)		$ (2)	$ 1	$ 2